Cover	Feb. 23, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	System1, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39331
Entity Tax Identification Number	98-1531250
Entity Address, Address Line One	4235 Redwood Avenue
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	90066
City Area Code	310
Local Phone Number	924-6037
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001805833
Amendment Flag	false
Class A Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SST
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A Common Stock share at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A Common Stock share at an exercise price of $11.50 per share
Trading Symbol	SST.WS
Security Exchange Name	NYSE